Note 24 (Tables)	6 Months Ended
Jun. 30, 2024
Pension and other post employment commitments [Abstract]
Condensed consolidated Income Statement impact [Table Text Block]
The amounts relating to post-employment benefits charged to the condensed consolidated income statement are as follows:

Condensed consolidated income statement impact (Millions of Euros)
	Notes	June 2024	June 2023
Interest income and expense		71	66
Personnel expense		117	92
Defined contribution plan expense	38.1	86	69
Defined benefit plan expense	38.1	31	23
Provisions or (reversal) of provisions	40	3	32
Total expense (income)		191	191